UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, NY 10017


Form 13F File Number: 028-07484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  (212) 973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             120

Form 13F Information Table Value Total:  $    6,552,687
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-14000             DME Capital Management, LP
----  --------------------  ----------------------------------------------------
3     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM             00766T100   24,339    742,047 SH       SOLE                   742,047      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    5,314    162,000 SH       SOLE       1           162,000      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    8,826    269,100 SH       SOLE       2           269,100      0    0
AETNA INC NEW                COM             00817Y108  210,172  4,110,545 SH       SOLE                 4,110,545      0    0
AETNA INC NEW                COM             00817Y108   46,780    914,930 SH       SOLE       1           914,930      0    0
AETNA INC NEW                COM             00817Y108   75,812  1,482,740 SH       SOLE       2         1,482,740      0    0
APPLE INC                    COM             037833100  665,954  1,504,436 SH       SOLE                 1,504,436      0    0
APPLE INC                    COM             037833100  149,708    338,200 SH       SOLE       1           338,200      0    0
APPLE INC                    COM             037833100  241,228    544,950 SH       SOLE       2           544,950      0    0
APPLE INC                    COM             037833100    4,480     10,120 SH       SOLE       3            10,120      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105  120,279  3,117,650 SH       SOLE                 3,117,650      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   26,426    684,978 SH       SOLE       1           684,978      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   42,907  1,112,154 SH       SOLE       2         1,112,154      0    0
BARRICK GOLD CORP            COM             067901108   36,782  1,251,098 SH       SOLE                 1,251,098      0    0
BARRICK GOLD CORP            COM             067901108    8,114    276,000 SH       SOLE       1           276,000      0    0
BARRICK GOLD CORP            COM             067901108   12,948    440,402 SH       SOLE       2           440,402      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   72,915  2,566,518 SH       SOLE                 2,566,518      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   15,915    560,200 SH       SOLE       1           560,200      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102   26,481    932,100 SH       SOLE       2           932,100      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307    5,517  1,079,635 SH       SOLE                 1,079,635      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307    1,358    265,747 SH       SOLE       1           265,747      0    0
BIOFUEL ENERGY CORP          COM NEW         09064Y307      421     82,437 SH       SOLE       2            82,437      0    0
CAPITAL BK FINL CORP         CL A COM        139794101   10,237    597,596 SH       SOLE                   597,596      0    0
CAPITAL BK FINL CORP         CL A COM        139794101    2,263    132,133 SH       SOLE       1           132,133      0    0
CAPITAL BK FINL CORP         CL A COM        139794101    3,604    210,404 SH       SOLE       2           210,404      0    0
CBS CORP NEW                 CL B            124857202  105,493  2,259,442 SH       SOLE                 2,259,442      0    0
CBS CORP NEW                 CL B            124857202   23,714    507,900 SH       SOLE       1           507,900      0    0
CBS CORP NEW                 CL B            124857202   38,213    818,445 SH       SOLE       2           818,445      0    0
CIGNA CORPORATION            COM             125509109  321,155  5,149,188 SH       SOLE                 5,149,188      0    0
CIGNA CORPORATION            COM             125509109   70,104  1,124,000 SH       SOLE       1         1,124,000      0    0
CIGNA CORPORATION            COM             125509109  116,664  1,870,512 SH       SOLE       2         1,870,512      0    0
CIGNA CORPORATION            COM             125509109    2,638     42,300 SH       SOLE       3            42,300      0    0
COMPUTER SCIENCES CORP       COM             205363104  184,047  3,738,513 SH       SOLE                 3,738,513      0    0
COMPUTER SCIENCES CORP       COM             205363104   41,112    835,100 SH       SOLE       1           835,100      0    0
COMPUTER SCIENCES CORP       COM             205363104   66,099  1,342,648 SH       SOLE       2         1,342,648      0    0
COVENTRY HEALTH CARE INC     COM             222862104   27,498    584,700 SH       SOLE                   584,700      0    0
COVENTRY HEALTH CARE INC     COM             222862104   11,381    242,000 SH       SOLE       2           242,000      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106  167,637  3,775,612 SH       SOLE                 3,775,612      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   37,681    848,677 SH       SOLE       1           848,677      0    0
DELPHI AUTOMOTIVE PLC        SHS             G27823106   60,718  1,367,531 SH       SOLE       2         1,367,531      0    0
DST SYS INC DEL              COM             233326107  101,168  1,419,501 SH       SOLE                 1,419,501      0    0
DST SYS INC DEL              COM             233326107   22,087    309,900 SH       SOLE       1           309,900      0    0
DST SYS INC DEL              COM             233326107   36,747    515,599 SH       SOLE       2           515,599      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104  131,640  8,876,611 SH       SOLE                 8,876,611      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104   11,123    750,000 SH       SOLE       1           750,000      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104   16,415  1,106,858 SH       SOLE       2         1,106,858      0    0
FIFTH STREET FINANCE CORP    COM             31678A103   13,887  1,260,170 SH       SOLE                 1,260,170      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    3,249    294,835 SH       SOLE       1           294,835      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    4,889    443,687 SH       SOLE       2           443,687      0    0
GENERAL MTRS CO              COM             37045V100  374,104 13,447,292 SH       SOLE                13,447,292      0    0
GENERAL MTRS CO              COM             37045V100   73,683  2,648,569 SH       SOLE       1         2,648,569      0    0
GENERAL MTRS CO              COM             37045V100  137,206  4,931,903 SH       SOLE       2         4,931,903      0    0
GENERAL MTRS CO              COM             37045V100    4,014    144,299 SH       SOLE       3           144,299      0    0
GREEN MTN COFFEE ROASTERS IN COM             393122106   45,397    799,800     PUT  SOLE                   799,800      0    0
GREEN MTN COFFEE ROASTERS IN COM             393122106   10,154    178,900     PUT  SOLE       1           178,900      0    0
GREEN MTN COFFEE ROASTERS IN COM             393122106   16,443    289,700     PUT  SOLE       2           289,700      0    0
HESS CORP                    COM             42809H107   56,178    784,500 SH       SOLE                   784,500      0    0
HESS CORP                    COM             42809H107   12,632    176,400 SH       SOLE       1           176,400      0    0
HESS CORP                    COM             42809H107   20,344    284,100 SH       SOLE       2           284,100      0    0
IAC INTERACTIVECORP          COM PAR $.001   44919P508   12,399    277,508 SH       SOLE                   277,508      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
IAC INTERACTIVECORP          COM PAR $.001   44919P508    2,748     61,500 SH       SOLE       1            61,500      0    0
IAC INTERACTIVECORP          COM PAR $.001   44919P508    4,365     97,700 SH       SOLE       2            97,700      0    0
LEGG MASON INC               COM             524901105   51,900  1,614,299 SH       SOLE                 1,614,299      0    0
LEGG MASON INC               COM             524901105   11,452    356,200 SH       SOLE       1           356,200      0    0
LEGG MASON INC               COM             524901105   18,274    568,401 SH       SOLE       2           568,401      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100  139,564  3,687,280 SH       SOLE                 3,687,280      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   31,126    822,350 SH       SOLE       1           822,350      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   51,186  1,352,341 SH       SOLE       2         1,352,341      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100    5,413    143,000 SH       SOLE       3           143,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105  343,735 32,519,861 SH       SOLE                32,519,861      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105   75,375  7,131,000 SH       SOLE       1         7,131,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105  125,070 11,832,582 SH       SOLE       2        11,832,582      0    0
MARVELL TECHNOLOGY GROUP LTD ORD             G5876H105    3,372    319,000 SH       SOLE       3           319,000      0    0
MICROSOFT CORP               COM             594918104  109,090  3,814,337 SH       SOLE                 3,814,337      0    0
MICROSOFT CORP               COM             594918104   24,522    857,400 SH       SOLE       1           857,400      0    0
MICROSOFT CORP               COM             594918104   39,510  1,381,454 SH       SOLE       2         1,381,454      0    0
MICROSOFT CORP               COM             594918104      754     26,353 SH       SOLE       3            26,353      0    0
NATIONAL BK HLDGS CORP       CL A            633707104    3,878    211,909 SH       SOLE                   211,909      0    0
NATIONAL BK HLDGS CORP       CL A            633707104      843     46,083 SH       SOLE       1            46,083      0    0
NATIONAL BK HLDGS CORP       CL A            633707104    1,367     74,701 SH       SOLE       2            74,701      0    0
NCR CORP NEW                 COM             62886E108  162,799  5,907,064 SH       SOLE                 5,907,064      0    0
NCR CORP NEW                 COM             62886E108   36,354  1,319,100 SH       SOLE       1         1,319,100      0    0
NCR CORP NEW                 COM             62886E108   58,803  2,133,626 SH       SOLE       2         2,133,626      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   60,235  1,180,612 SH       SOLE                 1,180,612      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   13,087    256,500 SH       SOLE       1           256,500      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999 674001201   21,158    414,700 SH       SOLE       2           414,700      0    0
OIL STS INTL INC             COM             678026105  139,844  1,714,400 SH       SOLE                 1,714,400      0    0
OIL STS INTL INC             COM             678026105   31,274    383,400 SH       SOLE       1           383,400      0    0
OIL STS INTL INC             COM             678026105   49,121    602,200 SH       SOLE       2           602,200      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    7,213    625,067 SH       SOLE                   625,067      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    1,599    138,597 SH       SOLE       1           138,597      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    2,543    220,369 SH       SOLE       2           220,369      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107  122,291  3,344,950 SH       SOLE                 3,344,950      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   27,391    749,200 SH       SOLE       1           749,200      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   44,216  1,209,400 SH       SOLE       2         1,209,400      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107    3,237     88,550 SH       SOLE       3            88,550      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A        848574109   19,939  1,049,962 SH       SOLE                 1,049,962      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A        848574109    4,427    233,100 SH       SOLE       1           233,100      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A        848574109    7,024    369,900 SH       SOLE       2           369,900      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   84,658 13,632,532 SH       SOLE                13,632,532      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   18,440  2,969,349 SH       SOLE       1         2,969,349      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   30,339  4,885,477 SH       SOLE       2         4,885,477      0    0
STATE BK FINL CORP           COM             856190103   21,987  1,343,111 SH       SOLE                 1,343,111      0    0
STATE BK FINL CORP           COM             856190103    4,649    284,000 SH       SOLE       1           284,000      0    0
STATE BK FINL CORP           COM             856190103    7,741    472,889 SH       SOLE       2           472,889      0    0
SYMMETRICOM INC COM          COM             871543104    1,628    358,492 SH       SOLE                   358,492      0    0
SYMMETRICOM INC COM          COM             871543104      292     64,300 SH       SOLE       1            64,300      0    0
SYMMETRICOM INC COM          COM             871543104      573    126,258 SH       SOLE       2           126,258      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    8,220    438,419 SH       SOLE                   438,419      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    1,928    102,800 SH       SOLE       1           102,800      0    0
TESSERA TECHNOLOGIES INC     COM             88164L100    2,894    154,361 SH       SOLE       2           154,361      0    0
VIRGIN MEDIA INC             COM             92769L101  151,551  3,094,769 SH       SOLE                 3,094,769      0    0
VIRGIN MEDIA INC             COM             92769L101   33,799    690,200 SH       SOLE       1           690,200      0    0
VIRGIN MEDIA INC             COM             92769L101   55,582  1,135,031 SH       SOLE       2         1,135,031      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209   27,574    970,900 SH       SOLE                   970,900      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    6,029    212,300 SH       SOLE       1           212,300      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209   11,837    416,800 SH       SOLE       2           416,800      0    0
WESTERN DIGITAL CORP         COM             958102105   19,030    378,400 SH       SOLE                   378,400      0    0
WESTERN DIGITAL CORP         COM             958102105    4,164     82,800 SH       SOLE       1            82,800      0    0
WESTERN DIGITAL CORP         COM             958102105    6,980    138,800 SH       SOLE       2           138,800      0    0